Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 245,475
2026	253,836
2027	383,373
2028	235,675
2029	247,878
2030 and thereafter	239,417
Total	$ 1,605,654	$ 1,411,779